BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011		Dec. 31, 2010		Dec. 31, 2009
PREFERRED STOCK
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, authorized	5,000,000		5,000,000		5,000,000
Preferred stock, issued	0		0		0
COMMON STOCK
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, authorized	75,000,000		75,000,000		75,000,000
Common stock, issued	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]

[1]	* The number of shares outstanding at June 30, 2011, December 31, 2010 and 2009, reflects the effects of the Company's reorganization, via merger, into a Delaware corporation on July 15, 2011.